UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21735

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Aerospace & Defense — 1.2%
Boeing Co. (The)	13,686	$1,802,994
Northrop Grumman Corp.	25,030	5,355,168
Rockwell Collins, Inc.	32,746	2,761,798
Textron, Inc.	15,478	615,250

		$10,535,210

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	14,000	$986,440
Expeditors International of Washington, Inc.	10,409	536,272

		$1,522,712

Airlines — 0.4%
Alaska Air Group, Inc.	10,000	$658,600
Southwest Airlines Co.	52,956	2,059,459
United Continental Holdings, Inc.(1)	15,000	787,050

		$3,505,109

Auto Components — 0.4%
Goodyear Tire & Rubber Co. (The)	19,777	$638,797
Johnson Controls International PLC	58,267	2,711,164

		$3,349,961

Automobiles — 0.2%
Ford Motor Co.	41,101	$496,089
General Motors Co.	40,000	1,270,800

		$1,766,889

Banks — 3.4%
Bank of America Corp.	154,216	$2,413,480
Fifth Third Bancorp	90,126	1,843,978
Huntington Bancshares, Inc.	179,679	1,771,635
JPMorgan Chase & Co.	104,867	6,983,094
KeyCorp	38,413	467,486
M&T Bank Corp.	7,453	865,293
People’s United Financial, Inc.	42,097	665,975
Regions Financial Corp.	643,924	6,355,530
SunTrust Banks, Inc.	49,905	2,185,839
Wells Fargo & Co.	131,947	5,842,613
Zions Bancorporation	37,204	1,154,068

		$30,548,991

Beverages — 1.5%
Coca-Cola Co. (The)	153,082	$6,478,430
Coca-Cola European Partners PLC	21,105	842,090
PepsiCo, Inc.	56,435	6,138,435

		$13,458,955

Biotechnology — 5.8%
AbbVie, Inc.	6,412	$404,405
Amgen, Inc.	59,770	9,970,234
Biogen, Inc.(1)	35,831	11,216,178
Celgene Corp.(1)	132,582	13,858,796
Gilead Sciences, Inc.	210,061	16,620,026

		$52,069,639

Security	Shares	Value
Building Products — 0.1%
Allegion PLC	10,516	$724,658

		$724,658

Capital Markets — 2.6%
CME Group, Inc.	12,294	$1,284,969
Goldman Sachs Group, Inc. (The)	16,208	2,613,864
Intercontinental Exchange, Inc.	2,500	673,400
Invesco, Ltd.	78,614	2,458,260
Moody’s Corp.	45,252	4,899,886
Morgan Stanley	53,096	1,702,258
S&P Global, Inc.	37,507	4,746,886
State Street Corp.	43,478	3,027,373
T. Rowe Price Group, Inc.	23,664	1,573,656

		$22,980,552

Chemicals — 1.5%
Air Products and Chemicals, Inc.	13,083	$1,966,898
E.I. du Pont de Nemours & Co.	47,601	3,187,839
Ingevity Corp.(1)	5,391	248,525
PPG Industries, Inc.	74,100	7,658,976

		$13,062,238

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	8,835	$563,320

		$563,320

Communications Equipment — 1.9%
Brocade Communications Systems, Inc.	198,573	$1,832,829
Cisco Systems, Inc.	475,458	15,081,528
Harris Corp.	6,224	570,180

		$17,484,537

Consumer Finance — 1.1%
American Express Co.	50,565	$3,238,183
Capital One Financial Corp.	10,757	772,675
Discover Financial Services	102,596	5,801,804

		$9,812,662

Containers & Packaging — 0.2%
WestRock Co.	32,349	$1,568,279

		$1,568,279

Distributors — 0.2%
Genuine Parts Co.	19,047	$1,913,271

		$1,913,271

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	19,434	$2,807,630

		$2,807,630

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	132,541	$5,382,490
CenturyLink, Inc.	18,430	505,535
Verizon Communications, Inc.	145,422	7,559,035

		$13,447,060

Electric Utilities — 0.7%
American Electric Power Co., Inc.	16,075	$1,032,176
Edison International	62,309	4,501,825
NextEra Energy, Inc.	10,000	1,223,200

		$6,757,201

Energy Equipment & Services — 0.5%
Halliburton Co.	92,888	$4,168,813

		$4,168,813

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	17,730	$2,009,341
Apartment Investment & Management Co., Class A	35,696	1,638,803
Simon Property Group, Inc.	38,580	7,986,446

		$11,634,590

Food & Staples Retailing — 1.4%
CVS Health Corp.	88,422	$7,868,674
Kroger Co. (The)	75,174	2,231,164
Walgreens Boots Alliance, Inc.	33,000	2,660,460

		$12,760,298

Food Products — 2.4%
ConAgra Foods, Inc.	48,260	$2,273,528
Hershey Co. (The)	11,826	1,130,566
Hormel Foods Corp.	21,160	802,599
Kraft Heinz Co. (The)	91,520	8,191,955
Mondelez International, Inc., Class A	213,793	9,385,513

		$21,784,161

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	13,617	$575,863
Baxter International, Inc.	36,672	1,745,587
Edwards Lifesciences Corp.(1)	22,126	2,667,511
Intuitive Surgical, Inc.(1)	12,611	9,140,831
Stryker Corp.	33,820	3,936,986

		$18,066,778

Health Care Providers & Services — 2.1%
Cigna Corp.	36,534	$4,761,111
DaVita, Inc.(1)	11,550	763,108
Express Scripts Holding Co.(1)	69,000	4,866,570
McKesson Corp.	7,813	1,302,818
Patterson Cos., Inc.	14,063	646,054
UnitedHealth Group, Inc.	46,743	6,544,020

		$18,883,681

Hotels, Restaurants & Leisure — 2.0%
ILG, Inc.	9,987	$171,477
Marriott International, Inc., Class A	108,710	7,319,417
McDonald’s Corp.	35,561	4,102,317
Yum! Brands, Inc.	72,349	6,570,013

		$18,163,224

Household Durables — 0.2%
Whirlpool Corp.	8,566	$1,389,063

		$1,389,063

Household Products — 1.0%
Clorox Co. (The)	39,829	$4,985,794
Colgate-Palmolive Co.	31,592	2,342,231
Procter & Gamble Co. (The)	22,314	2,002,682

		$9,330,707

Industrial Conglomerates — 1.6%
3M Co.	11,474	$2,022,063
General Electric Co.	169,612	5,023,907
Honeywell International, Inc.	64,422	7,510,961

		$14,556,931

Insurance — 1.5%
Aon PLC	4,957	$557,613
Chubb, Ltd.	35,393	4,447,131
Marsh & McLennan Cos., Inc.	15,767	1,060,331

Security	Shares	Value
Travelers Cos., Inc. (The)	43,848	$5,022,788
Unum Group	70,698	2,496,346

		$13,584,209

Internet & Direct Marketing Retail — 5.3%
Amazon.com, Inc.(1)	51,664	$43,258,784
Liberty Ventures, Series A(1)	19,075	760,520
Netflix, Inc.(1)	39,110	3,854,291

		$47,873,595

Internet Software & Services — 10.5%
Alphabet, Inc., Class A(1)	36,980	$29,734,139
Alphabet, Inc., Class C(1)	30,700	23,862,803
CommerceHub, Inc., Class A(1)	1,907	30,131
CommerceHub, Inc., Class C(1)	3,815	60,697
eBay, Inc.(1)	129,341	4,255,319
Facebook, Inc., Class A(1)	236,480	30,333,289
VeriSign, Inc.(1)	79,048	6,184,715

		$94,461,093

IT Services — 2.9%
Alliance Data Systems Corp.(1)	7,945	$1,704,441
Cognizant Technology Solutions Corp., Class A(1)	143,537	6,848,150
Fidelity National Information Services, Inc.	69,262	5,335,252
International Business Machines Corp.	21,173	3,363,331
MasterCard, Inc., Class A	38,080	3,875,402
Visa, Inc., Class A	63,696	5,267,659

		$26,394,235

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	23,065	$1,294,177

		$1,294,177

Machinery — 1.5%
Caterpillar, Inc.	5,735	$509,096
Dover Corp.	32,893	2,422,241
Ingersoll-Rand PLC	31,550	2,143,507
Parker-Hannifin Corp.	14,287	1,793,447
Stanley Black & Decker, Inc.	51,390	6,319,942

		$13,188,233

Media — 4.6%
CBS Corp., Class B	88,076	$4,821,280
Comcast Corp., Class A	339,598	22,528,931
Liberty SiriusXM Group, Series A(1)	80,893	2,748,744
Walt Disney Co. (The)	119,119	11,061,391

		$41,160,346

Metals & Mining — 0.2%
Newmont Mining Corp.	25,563	$1,004,370
Nucor Corp.	23,005	1,137,597

		$2,141,967

Multi-Utilities — 0.8%
CMS Energy Corp.	177,055	$7,438,081

		$7,438,081

Multiline Retail — 1.1%
Dollar General Corp.	11,000	$769,890
Kohl’s Corp.	13,000	568,750
Macy’s, Inc.	81,687	3,026,503
Nordstrom, Inc.	28,152	1,460,526
Target Corp.	54,516	3,744,159

		$9,569,828

Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.6%
Apache Corp.	15,000	$958,050
Chevron Corp.	66,225	6,815,877
EOG Resources, Inc.	32,900	3,181,759
Exxon Mobil Corp.	110,564	9,650,026
Kinder Morgan, Inc.	41,766	966,048
Murphy Oil Corp.	91,974	2,796,010
Occidental Petroleum Corp.	21,108	1,539,195
Phillips 66	57,101	4,599,485
Pioneer Natural Resources Co.	5,000	928,250
Williams Cos., Inc. (The)	37,548	1,153,850

		$32,588,550

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	72,774	$6,444,865

		$6,444,865

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	106,404	$5,737,304
Eli Lilly & Co.	12,046	966,812
Johnson & Johnson	43,189	5,101,917
Mallinckrodt PLC(1)	3,225	225,041
Merck & Co., Inc.	158,250	9,876,382
Pfizer, Inc.	242,074	8,199,046

		$30,106,502

Professional Services — 0.5%
Equifax, Inc.	15,738	$2,118,020
Nielsen Holdings PLC	8,843	473,719
Robert Half International, Inc.	51,102	1,934,722

		$4,526,461

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	24,669	$690,239

		$690,239

Road & Rail — 0.7%
J.B. Hunt Transport Services, Inc.	7,328	$594,594
Kansas City Southern	4,645	433,471
Norfolk Southern Corp.	9,503	922,361
Ryder System, Inc.	12,392	817,253
Union Pacific Corp.	37,756	3,682,343

		$6,450,022

Semiconductors & Semiconductor Equipment — 6.4%
Analog Devices, Inc.	56,522	$3,642,843
ASML Holding NV - NY Shares	16,394	1,796,454
Cypress Semiconductor Corp.	38,941	473,523
Intel Corp.	325,740	12,296,685
Microchip Technology, Inc.	30,000	1,864,200
NXP Semiconductors NV(1)	55,530	5,664,615
ON Semiconductor Corp.(1)	99,333	1,223,782
Qorvo, Inc.(1)	11,712	652,827
QUALCOMM, Inc.	213,978	14,657,493
Tessera Technologies, Inc.	28,424	1,092,619
Texas Instruments, Inc.	199,048	13,969,189

		$57,334,230

Software — 7.3%
Microsoft Corp.	867,121	$49,946,170
Oracle Corp.	259,569	10,195,870
Red Hat, Inc.(1)	28,914	2,337,119
salesforce.com, inc.(1)	47,134	3,362,068

		$65,841,227

Security	Shares	Value
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	26,636	$3,971,960
AutoZone, Inc.(1)	1,100	845,174
Best Buy Co., Inc.	28,506	1,088,359
Gap, Inc. (The)	35,268	784,360
Home Depot, Inc. (The)	58,008	7,464,470
Tiffany & Co.	28,579	2,075,693

		$16,230,016

Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	581,743	$65,766,046
Hewlett Packard Enterprise Co.	10,000	227,500

		$65,993,546

Textiles, Apparel & Luxury Goods — 0.9%
Michael Kors Holdings, Ltd.(1)	10,972	$513,380
NIKE, Inc., Class B	147,264	7,753,449

		$8,266,829

Tobacco — 1.1%
Altria Group, Inc.	27,194	$1,719,477
Philip Morris International, Inc.	87,820	8,537,860

		$10,257,337

Trading Companies & Distributors — 0.4%
Fastenal Co.	79,244	$3,310,814

		$3,310,814

Total Common Stocks — 100.4% (identified cost $317,834,876)		$903,763,522

Call Options Written — (0.9)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	175	$4,800	10/7/16	$(1,448,125)
NASDAQ 100 Index	175	4,850	10/14/16	(1,008,000)
NASDAQ 100 Index	170	4,925	10/21/16	(491,300)
NASDAQ 100 Index	175	4,900	10/28/16	(945,000)
S&P 500 Index	290	2,190	10/5/16	(34,075)
S&P 500 Index	290	2,180	10/7/16	(182,700)
S&P 500 Index	295	2,160	10/12/16	(628,350)
S&P 500 Index	295	2,160	10/14/16	(684,400)
S&P 500 Index	295	2,170	10/19/16	(569,350)
S&P 500 Index	290	2,180	10/21/16	(433,550)
S&P 500 Index	295	2,175	10/26/16	(591,475)
S&P 500 Index	290	2,175	10/28/16	(637,640)

Total Call Options Written (premiums received $7,508,601)				$(7,653,965)

Other Assets, Less Liabilities — 0.5%				$4,108,382

Net Assets — 100.0%				$900,217,939

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

Written options activity for the fiscal year to date ended September 30, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,360	$9,002,545
Options written	31,155	88,059,014
Options terminated in closing purchase transactions	(13,225)	(35,347,197)
Options exercised	(4,775)	(17,934,412)
Options expired	(13,480)	(36,271,349)

Outstanding, end of period	3,035	$7,508,601

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $7,653,965.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$317,669,563

Gross unrealized appreciation	$586,748,355
Gross unrealized depreciation	(654,396)

Net unrealized appreciation	$586,093,959

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$903,763,522 *	$—	$—	$903,763,522
Total Investments	$903,763,522	$—	$—	$903,763,522

Liability Description
Call Options Written	$(7,653,965)	$—	$—	$(7,653,965)
Total	$(7,653,965)	$—	$—	$(7,653,965)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016